TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

FIXED INCOME—40.7%
	17,226,337	TIAA-CREF Bond Index Fund	$197,930,615
		TOTAL FIXED INCOME	197,930,615

INFLATION-PROTECTED ASSETS—10.1%
	4,172,289	TIAA-CREF Inflation-Linked Bond Fund	49,024,398
		TOTAL INFLATION-PROTECTED ASSETS	49,024,398

INTERNATIONAL EQUITY—11.7%
	1,612,436	TIAA-CREF Emerging Markets Equity Index Fund	16,930,577
	2,213,994	TIAA-CREF International Equity Index Fund	39,874,038
		TOTAL INTERNATIONAL EQUITY	56,804,615

SHORT-TERM FIXED INCOME—10.1%
	4,859,048	TIAA-CREF Short-Term Bond Index Fund	49,076,388
		TOTAL SHORT-TERM FIXED INCOME	49,076,388

U.S. EQUITY—27.0%
	6,138,525	TIAA-CREF Equity Index Fund	131,425,820
		TOTAL U.S. EQUITY	131,425,820

		TOTAL AFFILIATED INVESTMENT COMPANIES	484,261,836
		(Cost $447,624,684)

		TOTAL INVESTMENTS—99.6%	484,261,836
		(Cost $447,624,684)
		OTHER ASSETS & LIABILITIES, NET—0.4%	1,723,244
		NET ASSETS—100.0%	$485,985,080

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.1%[a]

FIXED INCOME—40.7%
	18,613,851	TIAA-CREF Bond Index Fund	$213,873,152
		TOTAL FIXED INCOME	213,873,152

INFLATION-PROTECTED ASSETS—10.0%
	4,452,034	TIAA-CREF Inflation-Linked Bond Fund	52,311,395
		TOTAL INFLATION-PROTECTED ASSETS	52,311,395

INTERNATIONAL EQUITY—11.9%
	1,768,967	TIAA-CREF Emerging Markets Equity Index Fund	18,574,154
	2,427,220	TIAA-CREF International Equity Index Fund	43,714,239
		TOTAL INTERNATIONAL EQUITY	62,288,393

SHORT-TERM FIXED INCOME—10.0%
	5,184,834	TIAA-CREF Short-Term Bond Index Fund	52,366,821
		TOTAL SHORT-TERM FIXED INCOME	52,366,821

U.S. EQUITY—27.5%
	6,737,164	TIAA-CREF Equity Index Fund	144,242,679
		TOTAL U.S. EQUITY	144,242,679

		TOTAL AFFILIATED INVESTMENT COMPANIES	525,082,440
		(Cost $450,736,798)

		TOTAL INVESTMENTS—100.1%	525,082,440
		(Cost $450,736,798)
		OTHER ASSETS & LIABILITIES, NET—(0.1)%	(364,405)
		NET ASSETS—100.0%	$524,718,035

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—39.9%
	35,565,914	TIAA-CREF Bond Index Fund	$408,652,356
		TOTAL FIXED INCOME	408,652,356

INFLATION-PROTECTED ASSETS—8.0%
	6,950,840	TIAA-CREF Inflation-Linked Bond Fund	81,672,369
		TOTAL INFLATION-PROTECTED ASSETS	81,672,369

INTERNATIONAL EQUITY—13.3%
	3,860,948	TIAA-CREF Emerging Markets Equity Index Fund	40,539,950
	5,309,288	TIAA-CREF International Equity Index Fund	95,620,273
		TOTAL INTERNATIONAL EQUITY	136,160,223

SHORT-TERM FIXED INCOME—8.0%
	8,096,515	TIAA-CREF Short-Term Bond Index Fund	81,774,797
		TOTAL SHORT-TERM FIXED INCOME	81,774,797

U.S. EQUITY—30.7%
	14,685,474	TIAA-CREF Equity Index Fund	314,415,992
		TOTAL U.S. EQUITY	314,415,992

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,022,675,737
		(Cost $875,783,777)

		TOTAL INVESTMENTS—99.9%	1,022,675,737
		(Cost $875,783,777)
		OTHER ASSETS & LIABILITIES, NET—0.1%	591,241
		NET ASSETS—100.0%	$1,023,266,978

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—38.6%
	91,950,592	TIAA-CREF Bond Index Fund	$1,056,512,305
		TOTAL FIXED INCOME	1,056,512,305

INFLATION-PROTECTED ASSETS—6.0%
	13,825,440	TIAA-CREF Inflation-Linked Bond Fund	162,448,924
		TOTAL INFLATION-PROTECTED ASSETS	162,448,924

INTERNATIONAL EQUITY—14.9%
	11,511,139	TIAA-CREF Emerging Markets Equity Index Fund	120,866,955
	15,812,906	TIAA-CREF International Equity Index Fund	284,790,436
		TOTAL INTERNATIONAL EQUITY	405,657,391

SHORT-TERM FIXED INCOME—6.0%
	16,102,343	TIAA-CREF Short-Term Bond Index Fund	162,633,667
		TOTAL SHORT-TERM FIXED INCOME	162,633,667

U.S. EQUITY—34.4%
	43,794,293	TIAA-CREF Equity Index Fund	937,635,803
		TOTAL U.S. EQUITY	937,635,803

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,724,888,090
		(Cost $2,408,800,902)

		TOTAL INVESTMENTS—99.9%	2,724,888,090
		(Cost $2,408,800,902)
		OTHER ASSETS & LIABILITIES, NET—0.1%	3,111,262
		NET ASSETS—100.0%	$2,727,999,352

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.3%[a]

FIXED INCOME—34.9%
	113,294,678	TIAA-CREF Bond Index Fund	$1,301,755,851
		TOTAL FIXED INCOME	1,301,755,851

INFLATION-PROTECTED ASSETS—3.9%
	12,548,319	TIAA-CREF Inflation-Linked Bond Fund	147,442,746
		TOTAL INFLATION-PROTECTED ASSETS	147,442,746

INTERNATIONAL EQUITY—17.3%
	18,399,639	TIAA-CREF Emerging Markets Equity Index Fund	193,196,212
	25,256,965	TIAA-CREF International Equity Index Fund	454,877,932
		TOTAL INTERNATIONAL EQUITY	648,074,144

SHORT-TERM FIXED INCOME—4.0%
	14,622,770	TIAA-CREF Short-Term Bond Index Fund	147,689,979
		TOTAL SHORT-TERM FIXED INCOME	147,689,979

U.S. EQUITY—40.2%
	70,025,263	TIAA-CREF Equity Index Fund	1,499,240,884
		TOTAL U.S. EQUITY	1,499,240,884

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,744,203,604
		(Cost $3,365,705,228)

		TOTAL INVESTMENTS—100.3%	3,744,203,604
		(Cost $3,365,705,228)
		OTHER ASSETS & LIABILITIES, NET—(0.3)%	(10,604,674)
		NET ASSETS—100.0%	$3,733,598,930

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—100.0%[a]

FIXED INCOME—30.8%
	106,899,346	TIAA-CREF Bond Index Fund	$1,228,273,489
		TOTAL FIXED INCOME	1,228,273,489

INFLATION-PROTECTED ASSETS—1.9%
	6,454,112	TIAA-CREF Inflation-Linked Bond Fund	75,835,811
		TOTAL INFLATION-PROTECTED ASSETS	75,835,811

INTERNATIONAL EQUITY—19.7%
	22,374,688	TIAA-CREF Emerging Markets Equity Index Fund	234,934,221
	30,705,415	TIAA-CREF International Equity Index Fund	553,004,516
		TOTAL INTERNATIONAL EQUITY	787,938,737

SHORT-TERM FIXED INCOME—1.9%
	7,519,027	TIAA-CREF Short-Term Bond Index Fund	75,942,169
		TOTAL SHORT-TERM FIXED INCOME	75,942,169

U.S. EQUITY—45.7%
	85,144,878	TIAA-CREF Equity Index Fund	1,822,951,845
		TOTAL U.S. EQUITY	1,822,951,845

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,990,942,051
		(Cost $3,578,724,931)

		TOTAL INVESTMENTS—100.0%	3,990,942,051
		(Cost $3,578,724,931)
		OTHER ASSETS & LIABILITIES, NET—0.0%	1,368,796
		NET ASSETS—100.0%	$3,992,310,847

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—26.4%
	82,670,570	TIAA-CREF Bond Index Fund	$949,884,844
		TOTAL FIXED INCOME	949,884,844

INTERNATIONAL EQUITY—22.2%
	22,711,075	TIAA-CREF Emerging Markets Equity Index Fund	238,466,288
	31,102,259	TIAA-CREF International Equity Index Fund	560,151,681
		TOTAL INTERNATIONAL EQUITY	798,617,969

U.S. EQUITY—51.3%
	86,306,387	TIAA-CREF Equity Index Fund	1,847,819,752
		TOTAL U.S. EQUITY	1,847,819,752

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,596,322,565
		(Cost $3,192,919,265)

		TOTAL INVESTMENTS—99.9%	3,596,322,565
		(Cost $3,192,919,265)
		OTHER ASSETS & LIABILITIES, NET—0.1%	3,752,663
		NET ASSETS—100.0%	$3,600,075,228

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—18.2%
	58,567,915	TIAA-CREF Bond Index Fund	$672,945,340
		TOTAL FIXED INCOME	672,945,340

INTERNATIONAL EQUITY—24.6%
	25,930,105	TIAA-CREF Emerging Markets Equity Index Fund	272,266,101
	35,577,617	TIAA-CREF International Equity Index Fund	640,752,881
		TOTAL INTERNATIONAL EQUITY	913,018,982

U.S. EQUITY—57.1%
	98,716,732	TIAA-CREF Equity Index Fund	2,113,525,232
		TOTAL U.S. EQUITY	2,113,525,232

		TOTAL AFFILIATED INVESTMENT COMPANIES	3,699,489,554
		(Cost $3,239,217,337)

		TOTAL INVESTMENTS—99.9%	3,699,489,554
		(Cost $3,239,217,337)
		OTHER ASSETS & LIABILITIES, NET—0.1%	4,878,209
		NET ASSETS—100.0%	$3,704,367,763

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.8%[a]

FIXED INCOME—10.3%
	22,862,708	TIAA-CREF Bond Index Fund	$262,692,517
		TOTAL FIXED INCOME	262,692,517

INTERNATIONAL EQUITY—27.0%
	19,417,569	TIAA-CREF Emerging Markets Equity Index Fund	203,884,472
	26,575,021	TIAA-CREF International Equity Index Fund	478,616,136
		TOTAL INTERNATIONAL EQUITY	682,500,608

U.S. EQUITY—62.5%
	73,801,129	TIAA-CREF Equity Index Fund	1,580,082,169
		TOTAL U.S. EQUITY	1,580,082,169

		TOTAL AFFILIATED INVESTMENT COMPANIES	2,525,275,294
		(Cost $2,283,615,875)

		TOTAL INVESTMENTS—99.8%	2,525,275,294
		(Cost $2,283,615,875)
		OTHER ASSETS & LIABILITIES, NET—0.2%	4,267,219
		NET ASSETS—100.0%	$2,529,542,513

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.9%[a]

FIXED INCOME—9.1%
	15,640,557	TIAA-CREF Bond Index Fund	$179,709,997
		TOTAL FIXED INCOME	179,709,997

INTERNATIONAL EQUITY—27.4%
	15,396,738	TIAA-CREF Emerging Markets Equity Index Fund	161,665,748
	21,076,706	TIAA-CREF International Equity Index Fund	379,591,480
		TOTAL INTERNATIONAL EQUITY	541,257,228

U.S. EQUITY—63.4%
	58,506,045	TIAA-CREF Equity Index Fund	1,252,614,414
		TOTAL U.S. EQUITY	1,252,614,414

		TOTAL AFFILIATED INVESTMENT COMPANIES	1,973,581,639
		(Cost $1,806,432,849)

		TOTAL INVESTMENTS—99.9%	1,973,581,639
		(Cost $1,806,432,849)
		OTHER ASSETS & LIABILITIES, NET—0.1%	2,641,703
		NET ASSETS—100.0%	$1,976,223,342

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

10

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2055 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2055 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.7%[a]

FIXED INCOME—7.8%
	6,129,744	TIAA-CREF Bond Index Fund	$70,430,755
		TOTAL FIXED INCOME	70,430,755

INTERNATIONAL EQUITY—27.7%
	7,148,985	TIAA-CREF Emerging Markets Equity Index Fund	75,064,340
	9,786,101	TIAA-CREF International Equity Index Fund	176,247,676
		TOTAL INTERNATIONAL EQUITY	251,312,016

U.S. EQUITY—64.2%
	27,149,144	TIAA-CREF Equity Index Fund	581,263,179
		TOTAL U.S. EQUITY	581,263,179

		TOTAL AFFILIATED INVESTMENT COMPANIES	903,005,950
		(Cost $857,447,734)

		TOTAL INVESTMENTS—99.7%	903,005,950
		(Cost $857,447,734)
		OTHER ASSETS & LIABILITIES, NET—0.3%	3,168,856
		NET ASSETS—100.0%	$906,174,806

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

11

TIAA-CREF LIFECYCLE INDEX FUNDS – Lifecycle Index 2060 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2060 FUND
SCHEDULE OF INVESTMENTS (unaudited)
February 29, 2020

SHARES		SECURITY	VALUE

AFFILIATED INVESTMENT COMPANIES—99.6%[a]

FIXED INCOME—6.5%
	1,508,524	TIAA-CREF Bond Index Fund	$17,332,943
		TOTAL FIXED INCOME	17,332,943

INTERNATIONAL EQUITY—28.1%
	2,141,728	TIAA-CREF Emerging Markets Equity Index Fund	22,488,149
	2,938,432	TIAA-CREF International Equity Index Fund	52,921,159
		TOTAL INTERNATIONAL EQUITY	75,409,308

U.S. EQUITY—65.0%
	8,139,017	TIAA-CREF Equity Index Fund	174,256,344
		TOTAL U.S. EQUITY	174,256,344

		TOTAL AFFILIATED INVESTMENT COMPANIES	266,998,595
		(Cost $263,213,014)

		TOTAL INVESTMENTS—99.6%	266,998,595
		(Cost $263,213,014)
		OTHER ASSETS & LIABILITIES, NET—0.4%	1,016,880
		NET ASSETS—100.0%	$268,015,475

a	The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

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TIAA-CREF Lifecycle Index Funds - Notes to Schedules of Investments (unaudited)

Organization and significant accounting policies

Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("Commission") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.

Valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees ("Board"). U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

As of February 29, 2020, all of the investments in the Funds were valued based on Level 1 inputs.

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